SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Less: allowance for doubtful accounts	$ (2,560)	$ (2,578)	$ (1,665)
Accounts receivable, net	11,703	10,565
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	11,414	10,513
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	$ 2,849	$ 2,630